Asset Retirement Obligations (Details Narrative) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Asset Retirement Obligation Disclosure [Abstract]
Future undiscounted liability	$ 952,292	$ 1,208,293
Costs are expected to be incurred, minimum period	1 year
Costs are expected to be incurred, maximum period	24 years
Credit-adjusted risk-free discount rate	10.00%
Percentage of inflation rate	2.00%
Reclamation deposits	$ 25,000	$ 143,696